Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 43,030	$ 41,468
Accounts receivable, net	130,888	140,762
Related party receivables (Note 12)	11,720	17,185
Inventories (Note 5)	177,083	180,517
Deferred tax assets	12,993	27,009
Discontinued current assets (Note 2)	111,821	133,601
Other current assets	24,501	19,358
Total current assets	512,036	559,900
Property, plant and equipment, net	129,721	138,404
Goodwill	218,170	219,125
Other intangible assets, net (Note 6)	244,329	253,685
Deferred financing costs, net	9,128	11,578
Discontinued long-term assets (Note 2)	177,257	176,051
Other long-term assets	745	1,380
Total assets	1,291,386	1,360,123
Current liabilities
Accounts payable	104,708	111,888
Current maturities of long-term debt (Note 9)	33,063	23,066
Related party payables (Note 12)	4,813	2,450
Product returns liability (Note 8)	28,227	35,736
Interest payable	14,632	13,083
Discontinued current liabilities (Note 2)	31,934	44,628
Accrued expenses and other current liabilities (Note 7)	55,391	39,970
Total current liabilities	272,768	270,821
Long-term debt, less current maturities (Note 9)	683,402	684,798
Pension and other post-retirement liabilities	89,382	90,296
Deferred tax liabilities	46,395	55,695
Long-term related party payables (Note 12)	101	101
Discontinued long-term liabilities (Note 2)	29,142	30,183
Other long-term liabilities	3,542	2,648
Total liabilities	$ 1,124,732	$ 1,134,542
Contingencies (Note 11)
Shareholder's equity
Common stock	$ 320,038	$ 320,038
Retained deficit	(96,220)	(52,894)
Accumulated other comprehensive loss (Note 15)	(57,164)	(41,563)
Total shareholder's equity	166,654	225,581
Total liabilities and shareholder's equity	$ 1,291,386	$ 1,360,123